Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	May 02, 2016	Nov. 30, 2015	Nov. 30, 2014
C000006333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class A) – including sales charge
Account Value	$ 19,569.96	$ 19,569.96	$ 19,569.96	$ 19,569.96	$ 16,203.73	$ 17,237.16	$ 16,049.14	$ 13,608.03	$ 13,732.14	$ 12,823.24	$ 11,973.29	$ 10,591.21		$ 9,539.73	$ 9,425.16
Average Annual Return, Percent	13.84%	6.08%		6.94%
C000006333 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class A) – excluding sales charge
Average Annual Return, Percent	20.77%	7.34%		7.58%
C000006335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class C) – including sales charge
Account Value	$ 19,260.83	$ 19,260.83	19,260.83	$ 19,260.83	16,056.61	17,219.63	16,151.07	13,799.25	14,034.32	13,204.53	12,423.31	11,066.66		10,044.79	10,000
Average Annual Return, Percent	18.96%	6.53%		6.77%
C000006335 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class C) – excluding sales charge
Average Annual Return, Percent	19.96%	6.53%		6.77%
C000031061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class R) – including sales charge
Account Value	$ 20,237.5	$ 20,237.5	20,237.5	$ 20,237.5	16,800.11	17,912	16,722.69	14,219.07	14,385.1	13,463.31	12,603.9	11,175.28		10,095.42	10,000.01
Average Annual Return, Percent	20.46%	7.07%		7.30%
C000031061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class R) – excluding sales charge
Average Annual Return, Percent	20.46%	7.07%		7.30%
C000006336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Institutional Class) – including sales charge
Account Value	$ 21,284.7	$ 21,284.7	21,284.7	$ 21,284.7	17,570.24	18,646.36	17,314.34	14,649.75	14,749.76	13,738.14	12,795.93	11,286.39		10,146.74	10,000
Average Annual Return, Percent	21.14%	7.61%		7.85%
C000006336 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	21.14%	7.61%		7.85%
C000171459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class R6) – including sales charge
Account Value	$ 20,296	$ 20,296	$ 20,296	$ 20,296	16,743	17,751	16,472	13,917	13,998	13,024	12,120	10,683	$ 10,000
Average Annual Return, Percent	21.22%	7.71%	8.60%
C000171459 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Value® Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	21.22%	7.71%	8.60%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 34,442	$ 34,442	$ 34,442	$ 34,442	25,626	22,565	25,256	19,938	16,698	14,382	13,577	11,074	10,000	10,253	10,000
Average Annual Return, Percent	34.40%	15.58%	15.07%	13.16%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 24,386.23599	$ 24,386.23599	$ 24,386.23599	$ 24,386.23599	$ 18,821.66451	$ 18,570.018	$ 18,130.51029	$ 14,831.06275	$ 14,579.78558	$ 13,096.28417	$ 12,719.98589	$ 11,077.32059	$ 10,000	$ 9,888.929227	$ 10,000
Average Annual Return, Percent	29.56%	10.84%	10.80%	9.32%